Secondary offering	12 Months Ended
Dec. 31, 2011
Secondary offering
13	Secondary offering

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares at $38.20 per ADS. Net proceeds of $149,661, which consisted of the gross proceeds of $152,800 net of directly attributable transaction costs, including legal and professional fees of $3,139, were recorded as part of equity.